NATURE OF OPERATIONS AND GOING CONCERN (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2023
NATURE OF OPERATIONS AND GOING CONCERN
Net loss for the period	$ (295,501)	$ (615,126)	$ (795,010)	$ (1,390,795)	$ (1,390,795)
Cash used in operating activities	481,901	749,490	809,211	1,147,118	1,147,118
Cash and cash equivalents	448,765	$ 1,207,937	448,765	$ 1,207,937	381,899	$ 614,892	$ 1,895,612	$ 907,551
Working capital (current assets less current liabilities) surplus	4,355,123		4,355,123		5,184,549
Accumulated deficit	$ 10,894,263		$ 10,894,263		$ 10,099,253